Fair Value, Option, Instrument Specific Credit Risk (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (losses) attributable to instrument-specific credit risk	$ 89	$ 166	$ (89)
Trading assets - loans [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (losses) attributable to instrument-specific credit risk	29	40	14
Mortgages held for sale [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (losses) attributable to instrument-specific credit risk	60	126	(124)
Loans held for sale [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (losses) attributable to instrument-specific credit risk	$ 0	$ 0	$ 21